CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement
Revenue	¥ 3,667,508	¥ 4,464,002	¥ 4,132,357
Cost of revenue	(2,318,103)	(2,828,986)	(2,695,706)
Gross profit	1,349,405	1,635,016	1,436,651
Research and development expenses	(955,201)	(1,417,691)	(1,353,018)
Selling and marketing expenses	(275,351)	(411,356)	(588,380)
General and administrative expenses	(504,970)	(824,711)	(841,685)
Net impairment losses on financial and contract assets	(53,950)	(33,639)	(72,229)
Other income, gains or lossnet	71,855	70,818	13,921
Operating loss	(368,212)	(981,563)	(1,404,740)
Finance income	29,580	14,709	28,823
Finance costs	(20,532)	(37,173)	(76,637)
Finance (costs)/income - net	9,048	(22,464)	(47,814)
Share of gain of associate and joint venture - net	4,607	24,852	9,946
Impairment charges on associate	(7,157)	(10,998)
Loss before income tax	(361,714)	(990,173)	(1,442,608)
Income tax benefit/(expense)	(9,762)	62,147	112,095
Loss for the year	(371,476)	(928,026)	(1,330,513)
Loss attributable to:
- Owners of the Company	(362,715)	(872,274)	(1,281,699)
- Noncontrolling interests	(8,761)	(55,752)	(48,814)
Loss for the year	(371,476)	(928,026)	(1,330,513)
Items that may be subsequently reclassified to profit or loss
- Foreign currency translation differences	3,880	69,454	(152,542)
- Changes in the fair value of debt instruments measured at fair value through other comprehensive income	500	5,324	(16)
Items that will not be subsequently reclassified to profit or loss
- Foreign currency translation differences	22,336	356,691
- Changes in the fair value of equity investments measured at fair value through other comprehensive income			(1,796)
Other comprehensive income, net of tax	26,716	431,469	(154,354)
Total comprehensive loss for the year	(344,760)	(496,557)	(1,484,867)
Total comprehensive loss attributable to:
- Owners of the Company	(335,999)	(440,805)	(1,436,053)
- Noncontrolling interests	(8,761)	(55,752)	(48,814)
Total comprehensive loss for the year	¥ (344,760)	¥ (496,557)	¥ (1,484,867)
Loss per share attributable to owners of the Company (expressed in RMB per share)
Basic	¥ (0.33)	¥ (0.80)	¥ (1.16)
Diluted	(0.33)	(0.80)	(1.16)
Loss per ADS attributable to owners of the Company (expressed in RMB per share)
Basic	(9.99)	(23.90)	(34.69)
Diluted	¥ (9.99)	¥ (23.90)	¥ (34.69)
Technology Solutions
Statement
Revenue	¥ 3,521,591	¥ 4,357,462	¥ 4,098,037
Virtual Bank Business
Statement
Revenue	¥ 145,917	¥ 106,540	¥ 34,320